Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of IVC and IEVC's benefit (expense) provision for income taxes

	2011	2010	2009
Current:

Federal	$(753)	(553)	(608)
State	(191)	(212)	(136)

Deferred:

Federal	2,179	3,437	3,891
State	696	1,348	898

Valuation Allowance	(1,299)	(4,739)	(3,532)

Total income tax benefit (expense)	$632	(719)	513

Reconciliation of actual income tax expense and expected income tax expense of IVC and IEVC

	2011	2010	2009

Computed “expected” income tax expense (34%)	$1,437	3,307	3,636
State income taxes, net Federal income tax effect	344	858	516
Prior period deferred adjustment	-	(117)	-
Permanent differences	150	(44)	(107)
Change in valuation allowance	(1,299)	(4,739)	(3,532)
Other	-	16	-

	$632	(719)	513

Components of the deferred tax assets and deferred tax liabilities relating to IVC and IEVC

	December 31, 2011	December 31, 2010

Deferred Tax Assets
Building and improvements, principally due to differences in depreciation	$123	65
Deferred interest expense	421	421
Amortization of organization costs	20	22
Equity in earnings of unconsolidated joint ventures and amortization of basis differences	21	16
Asset impairments	13,237	10,389
Capitalized real estate taxes	154	12
Capitalized interest	352	351

Gross deferred tax assets	14,328	11,276

Valuation allowance	(9,570)	(8,271)

Total deferred tax assets	$4,758	3,005

Deferred Tax Liabilities
Straight-line rent	1	40
Investment in joint ventures	794	538
Depreciation	-	40

Total deferred tax liabilities	$795	618

Net deferred tax assets	$3,963	2,387